SUPPLEMENT TO THE
FIDELITY SELECT PORTFOLIOS
APRIL 29, 2000
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 56.

MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

DWIGHT D. CHURCHILL (46), is Vice President of Select Money Market Portfolio (2000). He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds
(2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 56.

MATTHEW N. KARSTETTER (38), is Deputy Treasurer of the funds (1998). He also serves as Deputy Treasurer of other Fidelity funds (1998) and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 56.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A    Edward C. Johnson 3d**  Abigail P. Johnson**  J. Michael Cook *****  Ralph F. Cox
FUNDA

Air TransportationB              $ 0                     $ 0                   $ 0                    $ 16

AutomotiveB                      $ 0                     $ 0                   $ 0                    $ 8

BankingB                         $ 0                     $ 0                   $ 0                    $ 209

BiotechnologyB                   $ 0                     $ 0                   $ 0                    $ 299

Brokerage and Investment         $ 0                     $ 0                   $ 0                    $ 135
ManagementB

Business Services and            $ 0                     $ 0                   $ 0                    $ 18
OutsourcingB

ChemicalsB                       $ 0                     $ 0                   $ 0                    $ 11

ComputersB                       $ 0                     $ 0                   $ 0                    $ 642

Construction and HousingB        $ 0                     $ 0                   $ 0                    $ 6

Consumer IndustriesB             $ 0                     $ 0                   $ 0                    $ 21

Cyclical IndustriesB             $ 0                     $ 0                   $ 0                    $ 2

Defense and AerospaceB           $ 0                     $ 0                   $ 0                    $ 10

Developing CommunicationsB       $ 0                     $ 0                   $ 0                    $ 348

ElectronicsB                     $ 0                     $ 0                   $ 0                    $ 1,191

EnergyB                          $ 0                     $ 0                   $ 0                    $ 57

Energy ServiceB                  $ 0                     $ 0                   $ 0                    $ 186

Environmental ServicesB          $ 0                     $ 0                   $ 0                    $ 4

Financial ServicesB              $ 0                     $ 0                   $ 0                    $ 148

Food and AgricultureB            $ 0                     $ 0                   $ 0                    $ 45

GoldB                            $ 0                     $ 0                   $ 0                    $ 54

Health Care B, C, D              $ 0                     $ 0                   $ 0                    $ 800

Home FinanceB                    $ 0                     $ 0                   $ 0                    $ 154

Industrial EquipmentB            $ 0                     $ 0                   $ 0                    $ 10

Industrial MaterialsB            $ 0                     $ 0                   $ 0                    $ 6

InsuranceB                       $ 0                     $ 0                   $ 0                    $ 19

LeisureB                         $ 0                     $ 0                   $ 0                    $ 113

Medical DeliveryB                $ 0                     $ 0                   $ 0                    $ 19

Medical Equipment and SystemsB   $ 0                     $ 0                   $ 0                    $ 10

MultimediaB                      $ 0                     $ 0                   $ 0                    $ 57

Natural GasB                     $ 0                     $ 0                   $ 0                    $ 16

Natural ResourcesB               $ 0                     $ 0                   $ 0                    $ 5

Paper and Forest ProductsB       $ 0                     $ 0                   $ 0                    $ 6

RetailingB                       $ 0                     $ 0                   $ 0                    $ 57

Software and Computer ServicesB  $ 0                     $ 0                   $ 0                    $ 234

TechnologyB                      $ 0                     $ 0                   $ 0                    $ 715

TelecommunicationsB              $ 0                     $ 0                   $ 0                    $ 309

TransportationB                  $ 0                     $ 0                   $ 0                    $ 6

Utilities GrowthB                $ 0                     $ 0                   $ 0                    $ 165

Money MarketB                    $ 0                     $ 0                   $ 0                    $ 297

TOTAL COMPENSATION FROM THE      $ 0                     $ 0                   $ 0                    $ 217,500
FUND COMPLEX*, A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A    Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones ****  Donald J. Kirk
FUNDA

Air TransportationB              $ 16                 $ 16              $ 15                   $ 17

AutomotiveB                      $ 8                  $ 8               $ 7                    $ 8

BankingB                         $ 201                $ 208             $ 184                  $ 211

BiotechnologyB                   $ 294                $ 296             $ 212                  $ 304

Brokerage and Investment         $ 131                $ 135             $ 113                  $ 137
ManagementB

Business Services and            $ 18                 $ 18              $ 15                   $ 18
OutsourcingB

ChemicalsB                       $ 11                 $ 11              $ 9                    $ 11

ComputersB                       $ 627                $ 637             $ 490                  $ 652

Construction and HousingB        $ 6                  $ 6               $ 6                    $ 6

Consumer IndustriesB             $ 21                 $ 21              $ 18                   $ 22

Cyclical IndustriesB             $ 2                  $ 2               $ 2                    $ 2

Defense and AerospaceB           $ 10                 $ 10              $ 9                    $ 10

Developing CommunicationsB       $ 341                $ 344             $ 242                  $ 354

ElectronicsB                     $ 1,172              $ 1,179           $ 863                  $ 1,211

EnergyB                          $ 55                 $ 56              $ 47                   $ 57

Energy ServiceB                  $ 181                $ 185             $ 157                  $ 189

Environmental ServicesB          $ 4                  $ 4               $ 4                    $ 4

Financial ServicesB              $ 143                $ 147             $ 127                  $ 150

Food and AgricultureB            $ 44                 $ 45              $ 40                   $ 46

GoldB                            $ 52                 $ 53              $ 44                   $ 54

Health Care B, C, D              $ 775                $ 796             $ 678                  $ 810

Home FinanceB                    $ 148                $ 153             $ 137                  $ 155

Industrial EquipmentB            $ 10                 $ 10              $ 9                    $ 10

Industrial MaterialsB            $ 6                  $ 6               $ 5                    $ 6

InsuranceB                       $ 18                 $ 19              $ 17                   $ 19

LeisureB                         $ 109                $ 112             $ 94                   $ 114

Medical DeliveryB                $ 18                 $ 18              $ 16                   $ 19

Medical Equipment and SystemsB   $ 10                 $ 10              $ 8                    $ 11

MultimediaB                      $ 55                 $ 56              $ 45                   $ 58

Natural GasB                     $ 16                 $ 16              $ 13                   $ 16

Natural ResourcesB               $ 4                  $ 4               $ 4                    $ 5

Paper and Forest ProductsB       $ 6                  $ 6               $ 5                    $ 6

RetailingB                       $ 55                 $ 57              $ 51                   $ 58

Software and Computer ServicesB  $ 229                $ 232             $ 170                  $ 238

TechnologyB                      $ 705                $ 706             $ 472                  $ 728

TelecommunicationsB              $ 302                $ 306             $ 232                  $ 314

TransportationB                  $ 6                  $ 6               $ 5                    $ 6

Utilities GrowthB                $ 161                $ 164             $ 134                  $ 167

Money MarketB                    $ 289                $ 295             $ 248                  $ 301

TOTAL COMPENSATION FROM THE      $ 211,500            $ 217,500         $ 217,500              $ 217,500
FUND COMPLEX*, A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A    Marie L. Knowles ******  Ned C. Lautenbach ***  Peter S. Lynch **  William O. McCoy
FUNDA

Air TransportationB              $ 0                      $ 5                    $ 0                $ 16

AutomotiveB                      $ 0                      $ 2                    $ 0                $ 8

BankingB                         $ 0                      $ 68                   $ 0                $ 207

BiotechnologyB                   $ 0                      $ 162                  $ 0                $ 295

Brokerage and Investment         $ 0                      $ 50                   $ 0                $ 134
ManagementB

Business Services and            $ 0                      $ 8                    $ 0                $ 18
OutsourcingB

ChemicalsB                       $ 0                      $ 4                    $ 0                $ 11

ComputersB                       $ 0                      $ 307                  $ 0                $ 633

Construction and HousingB        $ 0                      $ 1                    $ 0                $ 6

Consumer IndustriesB             $ 0                      $ 8                    $ 0                $ 21

Cyclical IndustriesB             $ 0                      $ 1                    $ 0                $ 2

Defense and AerospaceB           $ 0                      $ 3                    $ 0                $ 10

Developing CommunicationsB       $ 0                      $ 185                  $ 0                $ 344

ElectronicsB                     $ 0                      $ 638                  $ 0                $ 1,174

EnergyB                          $ 0                      $ 24                   $ 0                $ 56

Energy ServiceB                  $ 0                      $ 75                   $ 0                $ 184

Environmental ServicesB          $ 0                      $ 1                    $ 0                $ 4

Financial ServicesB              $ 0                      $ 53                   $ 0                $ 146

Food and AgricultureB            $ 0                      $ 15                   $ 0                $ 45

GoldB                            $ 0                      $ 23                   $ 0                $ 53

Health Care B, C, D              $ 0                      $ 301                  $ 0                $ 790

Home FinanceB                    $ 0                      $ 46                   $ 0                $ 152

Industrial EquipmentB            $ 0                      $ 4                    $ 0                $ 10

Industrial MaterialsB            $ 0                      $ 2                    $ 0                $ 6

InsuranceB                       $ 0                      $ 6                    $ 0                $ 19

LeisureB                         $ 0                      $ 43                   $ 0                $ 111

Medical DeliveryB                $ 0                      $ 6                    $ 0                $ 18

Medical Equipment and SystemsB   $ 0                      $ 5                    $ 0                $ 10

MultimediaB                      $ 0                      $ 25                   $ 0                $ 56

Natural GasB                     $ 0                      $ 7                    $ 0                $ 16

Natural ResourcesB               $ 0                      $ 2                    $ 0                $ 4

Paper and Forest ProductsB       $ 0                      $ 2                    $ 0                $ 6

RetailingB                       $ 0                      $ 15                   $ 0                $ 57

Software and Computer ServicesB  $ 0                      $ 118                  $ 0                $ 231

TechnologyB                      $ 0                      $ 420                  $ 0                $ 705

TelecommunicationsB              $ 0                      $ 148                  $ 0                $ 305

TransportationB                  $ 0                      $ 2                    $ 0                $ 6

Utilities GrowthB                $ 0                      $ 70                   $ 0                $ 163

Money MarketB                    $ 0                      $ 124                  $ 0                $ 292

TOTAL COMPENSATION FROM THE      $ 0                      $ 54,000               $ 0                $ 214,500
FUND COMPLEX*, A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A    Gerald C. McDonough  Marvin L. Mann  Robert C. Pozen**  Thomas R. Williams
FUNDA

Air TransportationB              $ 20                 $ 17            $ 0                $ 16

AutomotiveB                      $ 10                 $ 8             $ 0                $ 8

BankingB                         $ 259                $ 210           $ 0                $ 204

BiotechnologyB                   $ 373                $ 302           $ 0                $ 295

Brokerage and Investment         $ 168                $ 136           $ 0                $ 132
ManagementB

Business Services and            $ 23                 $ 18            $ 0                $ 18
OutsourcingB

ChemicalsB                       $ 14                 $ 11            $ 0                $ 11

ComputersB                       $ 800                $ 647           $ 0                $ 631

Construction and HousingB        $ 8                  $ 6             $ 0                $ 6

Consumer IndustriesB             $ 26                 $ 21            $ 0                $ 21

Cyclical IndustriesB             $ 2                  $ 2             $ 0                $ 2

Defense and AerospaceB           $ 12                 $ 10            $ 0                $ 10

Developing CommunicationsB       $ 435                $ 352           $ 0                $ 342

ElectronicsB                     $ 1,486              $ 1,202         $ 0                $ 1,174

EnergyB                          $ 71                 $ 57            $ 0                $ 55

Energy ServiceB                  $ 232                $ 187           $ 0                $ 182

Environmental ServicesB          $ 6                  $ 4             $ 0                $ 4

Financial ServicesB              $ 184                $ 149           $ 0                $ 145

Food and AgricultureB            $ 56                 $ 45            $ 0                $ 44

GoldB                            $ 67                 $ 54            $ 0                $ 53

Health Care B, C, D              $ 995                $ 805           $ 0                $ 783

Home FinanceB                    $ 190                $ 154           $ 0                $ 150

Industrial EquipmentB            $ 12                 $ 10            $ 0                $ 10

Industrial MaterialsB            $ 8                  $ 6             $ 0                $ 6

InsuranceB                       $ 24                 $ 19            $ 0                $ 19

LeisureB                         $ 140                $ 113           $ 0                $ 110

Medical DeliveryB                $ 23                 $ 19            $ 0                $ 18

Medical Equipment and SystemsB   $ 13                 $ 11            $ 0                $ 10

MultimediaB                      $ 71                 $ 57            $ 0                $ 56

Natural GasB                     $ 20                 $ 16            $ 0                $ 16

Natural ResourcesB               $ 6                  $ 5             $ 0                $ 4

Paper and Forest ProductsB       $ 7                  $ 6             $ 0                $ 6

RetailingB                       $ 71                 $ 58            $ 0                $ 56

Software and Computer ServicesB  $ 292                $ 236           $ 0                $ 230

TechnologyB                      $ 894                $ 723           $ 0                $ 705

TelecommunicationsB              $ 385                $ 312           $ 0                $ 303

TransportationB                  $ 7                  $ 6             $ 0                $ 6

Utilities GrowthB                $ 206                $ 166           $ 0                $ 162

Money MarketB                    $ 369                $ 299           $ 0                $ 291

TOTAL COMPENSATION FROM THE      $ 269,000            $ 217,500       $ 0                $ 213,000
FUND COMPLEX*, A


* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees of the funds and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

***** Effective March 16, 2000, Mr. Cook serves as a Member of the
Advisory Board.

****** Effective June 15, 2000, Ms. Knowles serves as a Member of the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas
R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $390; Phyllis Burke Davis, $390; Robert M. Gates, $390; E. Bradley Jones, $317; Donald J. Kirk, $390; Ned C. Lautenbach, $73; William O. McCoy, $390; Gerald C. McDonough, $463; Marvin L. Mann, $390; and Thomas R. Williams, $390.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $296, Health Care; Ned C. Lautenbach, $33, Health Care; William O. McCoy, $296, Health Care; and Thomas R. Williams, $296, Health Care.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 61.

For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, and FIJ on behalf of the stock funds for the past three fiscal years are shown in the table below.

Fiscal Year Ended February 28   FMR U.K.   FMR Far East  FIJ

Air Transportation

2000(dagger)                    $ 570      $ 309         $ 13

1999                            $ 2,553    $ 2,411       N/A

1998                            $ 3,327    $ 3,202       N/A

Automotive

2000(dagger)                    $ 2,332    $ 1,305       $ 64

1999                            $ 6,503    $ 5,175       N/A

1998                            $ 4,434    $ 4,325       N/A

Banking

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 3,255    $ 3,095       N/A

1998                            $ 6,772    $ 6,544       N/A

Biotechnology

2000(dagger)                    $ 2,646    $ 596         $ 19

1999                            $ 5,639    $ 4,245       N/A

1998                            $ 11,836   $ 10,833      N/A

Brokerage and Investment
Management

2000(dagger)                    $ 29,515   $ 16,669      $ 2,052

1999                            $ 35,636   $ 31,379      N/A

1998                            $ 13,584   $ 13,185      N/A

Business Services and
Outsourcing

2000(dagger)                    $ 72       $ 35          $ 16

1999                            $ 65       $ 48          N/A

1998*                           $ 6        $ 5           N/A

Chemicals

2000(dagger)                    $ 1,556    $ 928         $ 0

1999                            $ 1,562    $ 1,516       N/A

1998                            $ 5,873    $ 5,590       N/A

Computers

2000(dagger)                    $ 81,667   $ 43,749      $ 3,850

1999                            $ 17,784   $ 13,154      N/A

1998                            $ 15,517   $ 15,486      N/A

Construction and Housing

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 583      $ 525         N/A

1998                            $ 6        $ 5           N/A

Consumer Industries

2000(dagger)                    $ 942      $ 546         $ 15

1999                            $ 1,246    $ 1,024       N/A

1998                            $ 474      $ 455         N/A

Cyclical Industries

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 13       $ 9           N/A

1998**                          $ 40       $ 40          N/A

Defense and Aerospace

2000(dagger)                    $ 79       $ 41          $ 15

1999                            $ 0        $ 0           N/A

1998                            $ 1,692    $ 1,755       N/A

Developing Communications

2000(dagger)                    $ 101,185  $ 56,627      $ 6,673

1999                            $ 40,270   $ 32,779      N/A

1998                            $ 19,094   $ 18,708      N/A

Electronics

2000(dagger)                    $ 135,583  $ 74,675      $ 9,624

1999                            $ 82,887   $ 72,615      N/A

1998                            $ 147,596  $ 143,650     N/A

Energy

2000(dagger)                    $ 10,588   $ 5,779       $ 169

1999                            $ 22,599   $ 18,894      N/A

1998                            $ 25,414   $ 24,716      N/A

Energy Service

2000(dagger)                    $ 15,620   $ 8,823       $ 390

1999                            $ 40,212   $ 35,640      N/A

1998                            $ 51,145   $ 49,720      N/A

Environmental Services

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 17       $ 19          N/A

1998                            $ 2,414    $ 2,242       N/A

Financial Services

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 4,454    $ 3,790       N/A

1998                            $ 439      $ 424         N/A

Food and Agriculture

2000(dagger)                    $ 13,590   $ 7,815       $ 360

1999                            $ 18,053   $ 15,039      N/A

1998                            $ 5,707    $ 5,521       N/A

Gold

2000(dagger)                    $ 59,751   $ 33,288      $ 3,536

1999                            $ 20,125   $ 15,199      N/A

1998                            $ 0        $ 0           N/A

Health Care

2000(dagger)                    $ 87,073   $ 48,054      $ 0

1999                            $ 97,086   $ 78,047      N/A

1998                            $ 96,459   $ 95,116      N/A

Home Finance

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 9,249    $ 9,829       N/A

1998                            $ 14,065   $ 13,533      N/A

Industrial Equipment

2000(dagger)                    $ 2,018    $ 1,151       $ 113

1999                            $ 590      $ 533         N/A

1998                            $ 736      $ 746         N/A

Industrial Materials

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 35       $ 35          N/A

1998                            $ 1,579    $ 1,540       N/A

Insurance

2000(dagger)                    $ 6        $ 3           $ 0

1999                            $ 917      $ 879         N/A

1998                            $ 770      $ 746         N/A

Leisure

2000(dagger)                    $ 4,908    $ 2,457       $ 366

1999                            $ 7,018    $ 5,868       N/A

1998                            $ 1,740    $ 1,685       N/A

Medical Delivery

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 0        $ 0           N/A

1998                            $ 216      $ 187         N/A

Medical Equipment and Systems

2000(dagger)                    $ 24       $ 14          $ 0

1999***                         $ 73       $ 63          N/A

Multimedia

2000(dagger)                    $ 2,979    $ 1,556       $ 413

1999                            $ 1,632    $ 1,301       N/A

1998                            $ 711      $ 694         N/A

Natural Gas

2000(dagger)                    $ 2,699    $ 1,531       $ 113

1999                            $ 1,450    $ 1,150       N/A

1998                            $ 182      $ 154         N/A

Natural Resources

2000(dagger)                    $ 572      $ 309         $ 11

1999                            $ 1,041    $ 851         N/A

1998**                          $ 559      $ 554         N/A

Paper and Forest Products

2000(dagger)                    $ 988      $ 593         $ 41

1999                            $ 1,858    $ 1,762       N/A

1998                            $ 809      $ 772         N/A

Retailing

2000(dagger)                    $ 112      $ 56          $ 33

1999                            $ 0        $ 0           N/A

1998                            $ 0        $ 0           N/A

Software and Computer Services

2000(dagger)                    $ 10,739   $ 5,863       $ 868

1999                            $ 14,881   $ 13,002      N/A

1998                            $ 14,371   $ 13,791      N/A

Technology

2000(dagger)                    $ 156,815  $ 85,096      $ 10,944

1999                            $ 86,248   $ 66,343      N/A

1998                            $ 23,941   $ 25,181      N/A

Telecommunications

2000(dagger)                    $ 123,753  $ 68,668      $ 10,702

1999                            $ 47,989   $ 39,416      N/A

1998                            $ 37,699   $ 36,443      N/A

Transportation

2000(dagger)                    $ 75       $ 45          $ 0

1999                            $ 502      $ 474         N/A

1998                            $ 571      $ 575         N/A

Utilities Growth

2000(dagger)                    $ 11,958   $ 7,307       $ 608

1999                            $ 3,104    $ 2,777       N/A

1998                            $ 3,855    $ 3,672       N/A

(dagger) Fiscal year ended February 29.

* Business Services and Outsourcing commenced operations of February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.